Total
ESG Diversified Growth Portfolio
ESG Diversified Growth Portfolio
SUPPLEMENT DATED MARCH 20, 2023 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2022 FOR CLASS D, CLASS I and CLASS P SHARES Disclosure Changes to the Fund Summaries section

ESG Diversified Portfolio and ESG Diversified Growth Portfolio – Effective as of the closing of the Acquisition, in the Principal Investment Strategies subsection, all references to the ESG Underlying Fund managed by Pacific Life Fund Advisors LLC and sub-advised by Pacific Asset Management LLC (the “PF Fund”) will be deleted and replaced with the ESG Underlying Fund managed by Aristotle Investment Services, LLC and sub-advised by Aristotle Pacific Capital, LLC (the “Aristotle Fund”).

In addition, in the Principal Investment Strategies subsection, effective as of the closing of the Acquisition, the first sentence of the ninth paragraph will be amended to add Aristotle Investment Services, LLC and Aristotle Pacific Capital, LLC to the list of firms that are not affiliated with the Trust, the Fund or the Fund’s investment adviser, and the second sentence will be deleted.

Effective as of the closing of the Acquisition, in the Principal Risks subsection, the fifth and sixth sentences in the Conflicts of Interest Risk will be deleted, and in the Principal Risks from Holdings in ESG Underlying Funds subsection, the ESG Underlying Fund Risk will be deleted in its entirety.